Supplement to the
Leisure Portfolio
April 29, 2017
As Revised March 1, 2018
Summary Prospectus

Effective December 18, 2017, the redemption fee for Leisure Portfolio has been removed.

LEI-SUM-18-01 1.9886529.102	March 1, 2018